Transamerica International Focus Expense Example, No Redemption - Retail Class [Member] - Transamerica International Focus	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 666
Expense Example, No Redemption, 3 Years	952
Expense Example, No Redemption, 5 Years	1,260
Expense Example, No Redemption, 10 Years	2,131
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	2,127
I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	283
Expense Example, No Redemption, 5 Years	500
Expense Example, No Redemption, 10 Years	1,122
I2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	$ 1,014